Quarterly Report
May 31, 2025
MFS®  Research
International Fund
RIF-Q3

Portfolio of Investments
5/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.6%
Aerospace & Defense – 2.4%
MTU Aero Engines Holding AG	550,148	$218,945,296
Thales S.A.	633,557	192,360,172
		$411,305,468
Airlines – 0.6%
Ryanair Holdings PLC, ADR	1,944,097	$108,091,793
Alcoholic Beverages – 2.3%
Diageo PLC	6,436,029	$174,905,760
Heineken N.V.	1,497,606	133,349,830
Kirin Holdings Co. Ltd.	5,965,800	85,667,980
		$393,923,570
Apparel Manufacturers – 2.9%
Burberry Group PLC	2,598,068	$36,230,229
Compagnie Financiere Richemont S.A.	1,130,887	212,779,893
LVMH Moet Hennessy Louis Vuitton SE	450,267	244,508,047
		$493,518,169
Automotive – 1.6%
Compagnie Generale des Etablissements Michelin	2,676,684	$102,361,642
DENSO Corp.	4,427,600	59,841,730
Suzuki Motor Corp.	9,297,300	118,575,233
		$280,778,605
Biotechnology – 0.9%
CSL Ltd.	996,893	$158,715,056
Broadcasting – 0.9%
Spotify Technology S.A. (a)	219,670	$146,111,304
Brokerage & Asset Managers – 5.7%
B3 S.A. - Brasil Bolsa Balcao	46,771,700	$114,077,317
Barclays PLC	74,073,485	326,854,375
Euronext N.V.	2,007,539	326,874,620
London Stock Exchange Group PLC	1,326,492	201,512,228
		$969,318,540
Business Services – 0.6%
CAR Group Ltd.	2,198,106	$50,384,922
Nomura Research Institute Ltd.	1,068,300	41,743,487
Secom Co. Ltd.	390,300	14,245,913
		$106,374,322
Computer Software – 2.5%
Cadence Design Systems, Inc. (a)	680,907	$195,467,972
Constellation Software, Inc.	65,669	238,097,558
		$433,565,530
Computer Software - Systems – 5.0%
Amadeus IT Group S.A.	2,007,989	$167,304,297
Cap Gemini S.A.	336,440	55,869,085
Fujitsu Ltd.	5,414,700	123,687,236
Hitachi Ltd.	15,159,400	419,227,534

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Samsung Electronics Co. Ltd.	2,097,979	$85,458,012
		$851,546,164
Construction – 1.3%
James Hardie Industries PLC, GDR (a)	4,539,864	$104,381,439
Techtronic Industries Co. Ltd.	10,614,500	118,168,847
		$222,550,286
Consumer Products – 0.7%
Kao Corp.	2,733,000	$124,590,340
Electrical Equipment – 5.7%
Legrand S.A.	1,721,859	$209,096,341
Mitsubishi Electric Corp.	10,020,200	202,221,487
Schneider Electric SE	2,232,692	561,146,684
		$972,464,512
Electronics – 3.4%
ASML Holding N.V.	347,281	$257,846,012
DISCO Corp.	130,400	29,787,331
NXP Semiconductors N.V.	382,214	73,052,562
Renesas Electronics Corp.	1,851,000	22,788,892
Taiwan Semiconductor Manufacturing Co. Ltd.	6,460,326	205,427,428
		$588,902,225
Energy - Independent – 0.6%
Reliance Industries Ltd.	5,749,964	$95,473,256
Energy - Integrated – 3.1%
Eni S.p.A.	9,775,912	$143,989,984
Galp Energia SGPS S.A., “B”	9,010,298	143,690,798
TotalEnergies SE	4,267,911	250,344,362
		$538,025,144
Engineering - Construction – 0.4%
Taisei Corp.	1,214,400	$67,652,122
Food & Beverages – 2.9%
Nestle S.A.	3,667,363	$390,799,192
Novozymes A/S	1,442,021	101,358,493
		$492,157,685
Food & Drug Stores – 0.8%
Alimentation Couche-Tard, Inc.	1,294,952	$67,137,272
Jeronimo Martins SGPS S.A.	3,055,206	76,873,793
		$144,011,065
Gaming & Lodging – 1.5%
Aristocrat Leisure Ltd.	1,614,197	$64,927,897
Flutter Entertainment PLC (a)	355,613	89,863,405
Sands China Ltd.	16,880,000	32,951,460
Whitbread PLC	1,812,490	70,673,137
		$258,415,899
Insurance – 5.9%
AIA Group Ltd.	15,343,400	$127,399,189
Aon PLC	533,430	198,478,635
Beazley PLC	19,149,927	243,438,491
Hiscox Ltd.	8,381,438	142,401,264

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Samsung Fire & Marine Insurance Co. Ltd.	214,831	$62,984,083
Sompo Holdings, Inc.	3,584,100	109,270,278
Willis Towers Watson PLC	403,424	127,703,867
		$1,011,675,807
Leisure & Toys – 1.1%
Capcom Co. Ltd.	1,494,200	$44,346,064
Sony Group Corp.	4,173,800	111,024,930
Yamaha Corp.	4,244,700	29,539,069
		$184,910,063
Machinery & Tools – 4.8%
Daikin Industries Ltd.	1,103,300	$126,577,544
GEA Group AG	3,140,605	210,037,418
RB Global, Inc.	1,232,204	129,824,299
SMC Corp.	267,100	100,046,630
Toyota Industries Corp.	1,217,900	151,853,255
Weir Group PLC	3,362,367	109,904,666
		$828,243,812
Major Banks – 9.2%
ABN AMRO Group N.V., GDR	9,840,273	$254,412,377
Banco Bradesco S.A., ADR	40,939,580	117,905,990
Bank of Ireland Group PLC	18,028,895	247,288,604
BNP Paribas S.A.	3,067,907	268,713,746
Erste Group Bank AG	1,126,399	90,615,016
Mitsubishi UFJ Financial Group, Inc.	18,998,300	264,404,264
NatWest Group PLC	46,593,210	329,329,882
		$1,572,669,879
Medical Equipment – 2.1%
ConvaTec Group PLC	37,324,645	$145,738,497
Olympus Corp.	2,328,100	29,793,609
Qiagen N.V.	3,136,656	141,570,278
Terumo Corp.	2,421,200	44,547,042
		$361,649,426
Metals & Mining – 1.5%
Glencore PLC	31,882,538	$121,739,903
Mitsui & Co. Ltd.	6,217,100	129,757,476
		$251,497,379
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	16,134,100	$42,746,143
Natural Gas - Pipeline – 0.3%
APA Group	8,900,693	$47,751,560
Other Banks & Diversified Financials – 3.7%
HDFC Bank Ltd.	8,289,809	$188,090,114
Julius Baer Group Ltd.	3,329,245	218,929,210
Mastercard, Inc., “A”	376,955	220,744,848
		$627,764,172
Pharmaceuticals – 7.3%
Chugai Pharmaceutical Co. Ltd.	742,200	$39,112,565
Daiichi Sankyo Co. Ltd.	6,994,500	186,753,320
Merck KGaA	847,327	111,122,266
Novo Nordisk A.S., “B”	4,223,848	291,651,240

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Roche Holding AG	1,365,198	$440,413,207
Sanofi	1,847,846	183,628,946
		$1,252,681,544
Printing & Publishing – 1.0%
Wolters Kluwer N.V.	964,803	$171,224,411
Real Estate – 0.4%
LEG Immobilien SE	784,140	$66,553,801
Specialty Chemicals – 6.1%
Akzo Nobel N.V.	1,293,383	$88,055,570
Croda International PLC	2,424,631	100,226,192
Linde PLC	929,982	434,840,983
Shin-Etsu Chemical Co. Ltd.	4,483,100	143,001,352
Sika AG	494,590	132,030,891
Symrise AG	1,152,063	137,416,962
		$1,035,571,950
Specialty Stores – 1.6%
NEXT PLC	629,580	$109,129,190
Pan Pacific International Holdings Corp.	5,072,000	166,377,264
		$275,506,454
Telecom - Infrastructure – 0.7%
Cellnex Telecom S.A.	3,148,180	$120,535,557
Telecom Services – 2.2%
Advanced Info Service Public Co. Ltd.	9,069,400	$80,119,595
Hellenic Telecommunications Organization S.A.	1,478,720	28,526,427
KDDI Corp.	9,582,200	165,637,955
Koninklijke KPN N.V.	20,570,590	96,650,764
		$370,934,741
Tobacco – 1.4%
British American Tobacco PLC	5,242,106	$235,478,692
Utilities - Electric Power – 2.2%
CLP Holdings Ltd.	6,462,500	$54,791,227
E.ON SE	6,401,138	112,147,907
National Grid PLC (l)	14,799,842	208,677,936
		$375,617,070
Total Common Stocks		$16,690,503,516
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	105,955	$0

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 4.35% (v)	327,452,802	$327,452,802
Collateral for Securities Loaned – 1.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.25% (j)	194,991,500	$194,991,500

Other Assets, Less Liabilities – (0.7)%		(117,620,207)
Net Assets – 100.0%		$17,095,327,611
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $327,452,802 and $16,885,495,016, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$567,144,983	$2,584,926,921	$—	$3,152,071,904
United Kingdom	2,556,240,443	—	—	2,556,240,443
France	2,394,903,646	—	—	2,394,903,646
Switzerland	1,394,952,391	—	—	1,394,952,391
United States	1,340,152,272	—	—	1,340,152,272
Netherlands	1,001,538,965	—	—	1,001,538,965
Germany	997,793,928	—	—	997,793,928
Canada	435,059,128	—	—	435,059,128
Australia	274,027,875	152,132,998	—	426,160,873
Other Countries	2,222,055,559	769,574,407	—	2,991,629,966
Investment Companies	522,444,302	—	—	522,444,302
Total	$13,706,313,492	$3,506,634,326	$—	$17,212,947,818
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended May 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$126,745,189	$1,689,374,437	$1,488,664,586	$32,452	$(34,690)	$327,452,802
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,893,502	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2025, are as follows:
Japan	18.5%
United Kingdom	15.0%
France	14.0%
United States	10.1%
Switzerland	8.2%
Netherlands	5.9%
Germany	5.8%
Canada	2.5%
Australia	2.5%
Other Countries	17.5%